Capital Management	6 Months Ended
Jun. 30, 2025
Capital Management [Abstract]
Capital Management
26.	Capital Management

The primary objective of the Group’s capital management is to ensure that it maintains a strong credit rating and net current asset position in order to support its business and maximize shareholder value. The capital structure of the Group comprises issued share capital, merger reserve, foreign currency translation reserve and accumulated losses.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group is not subject to any externally imposed capital requirements. No changes were made in the objectives, policies or processes during the six months ended June 30, 2025 and December 31, 2024. The net gearing ratios as at June 30, 2025 and December 31, 2024 are as follows:

	June 30, 2025	December 31, 2024
	USD	USD
Borrowings	6,326,638	6,028,791
Less: cash and bank balances	(2,361,689)	(1,000,284)
Net debt	3,964,949	5,028,507
Total Owner’s equity	4,059,985	2,108,568
Net gearing ratio	0.98	2.38